Stockholders' Equity (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of year	$ 3,689	$ 5,563
Other comprehensive income (loss) before reclassifications	(167)	(166)	$ (71)
Reclassifications to net earnings	272	169	36
Total other comprehensive income (loss), net of tax	105	3	(35)
Balance, end of year	1,978	3,689	5,563
Tax (provision) benefit on net actuarial gain (loss) and prior service costs related to pension and other postretirement plans	(106)	(3)	19
Cumulative translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of year	151	152	157
Other comprehensive income (loss) before reclassifications	6	(1)	(5)
Reclassifications to net earnings	2	0	0
Total other comprehensive income (loss), net of tax	8	(1)	(5)
Balance, end of year	159	151	152
Net actuarial gain (loss) and prior service cost [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of year	(918)	(922)	(892)
Other comprehensive income (loss) before reclassifications	(173)	(165)	(66)
Reclassifications to net earnings	270	169	36
Total other comprehensive income (loss), net of tax	97	4	(30)
Balance, end of year	(821)	(918)	(922)
Accumulated other comprehensive loss [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of year	(767)	(770)	(735)
Total other comprehensive income (loss), net of tax	105	3	(35)
Balance, end of year	$ (662)	$ (767)	$ (770)